WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	May 03, 2022	Dec. 31, 2020
Warrants [Abstract]
Period warrants to become exercisable after completion of business combination	30 days	30 days
Period required for warrants to become exercisable, after Initial Public Offering	1 year	1 year
Warrants expiration period	5 years	5 years
Number of days to file registration statement	20 days	20 days
Period for registration statement to become effective	60 days	60 days
Limitation period to transfer, assign or sell warrants	30 days	30 days
Class A Ordinary Shares [Member]
Warrants [Abstract]
Share price (in dollars per share)			$ 10.15
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18	$ 18
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.1	$ 0.1
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10	$ 10
Additional Issue of Common Stock or Equity [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.2	$ 9.2
Trading day period to calculate volume weighted average trading price	10 days	10 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%	180.00%
Additional Issue of Common Stock or Equity [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Warrants [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Additional Issue of Common Stock or Equity [Member] | Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Threshold trigger price for redemption of warrants (in dollars per share)	$ 18	$ 18
Additional Issue of Common Stock or Equity [Member] | Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Threshold trigger price for redemption of warrants (in dollars per share)	$ 10	$ 10
Public Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)	8,625,000	8,625,000		8,625,000
Private Placement Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)	7,588,430	7,588,430		7,588,430
Private Placement Warrants [Member] | Jefferies LLC [Member]
Warrants [Abstract]
Limitation period to transfer, assign or sell warrants	5 years	5 years